Basis of Presentation (Policies)	9 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Use of Estimates [Policy Text Block]	(i) Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities, as of the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates the estimates used, which include but are not limited to the: estimates in the determination of the fair value of derivative asset classified as level 3 on the fair value hierarchy; determinations of the useful lives and recoverability of long-lived assets; the realization of tax assets and estimates of tax liabilities.

These estimates, judgments, and assumptions are reviewed periodically, and the impact of any revisions are reflected in the financial statements in the period in which such revisions are made. Actual results may materially differ from those estimates. In the current period, the Company assessed the implications of certain nonrefundable tax credits at one of its subsidiaries. As a result of the laws and regulations in that jurisdiction the Company has capitalized the certain input tax amounts to the cost of the plant and equipment, consistent with ASC 360; Property, Plant, and Equipment. In addition, the tax amounts in connection with the ancillary services associated with the plant, and equipment and specifically electricity which is recorded as operating and maintenance costs. This change has been reflected prospectively in the period in light of the laws and regulations. Full details of the impact of the change are included in Note 7 and Note 22.

Reclassifications [Policy Text Block]	(ii) Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation in the financial statements and notes.
Derivatives [Policy Text Block]

Derivatives

The Company occasionally enters into derivative financial instruments as part of its equipment purchase contracts. In addition, the Company evaluates its financing and service arrangements to determine whether certain arrangements contain features that qualify as embedded derivatives requiring bifurcation in accordance with Accounting Standard Codification ("ASC") 815 - Derivatives and Hedging. Embedded derivatives that are required to be bifurcated from the host instrument or arrangement are accounted for and valued as separate financial instruments.

Derivatives are initially recorded at fair value with subsequent changes in fair value recognized as gains or losses in the consolidated statements of comprehensive income (loss). The Company classifies derivative assets or liabilities in the consolidated statements of financial position as current or non-current based on whether settlement of the instrument could be required within 12 months of the reporting date.

Recently Issued Accounting Pronouncements [Policy Text Block]

(iv) Recently Issued Accounting Pronouncements

The Company continually assesses new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company's financial reporting, the Company undertakes a study to determine the consequences of such change to its financial statements and ensures that there are proper controls in place to ascertain that the Company's financial statements properly reflect the change.

(a) In December 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024; early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures for the year ending March 31, 2026.

(b) In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) ("ASU 2024-03"). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on its disclosures.

Basis of Consolidation [Policy Text Block]

(v) Basis of Consolidation

These financial statements include the accounts of the Company and all subsidiaries. Subsidiaries are entities in which the Company has a controlling voting interest or is the primary beneficiary of a variable interest entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating intercompany balances and transactions.

These financial statements include the accounts of the Company and the following entities:

Subsidiaries	Jurisdiction of incorporation	Functional currency	Ownership interest
HIVE Blockchain Switzerland AG	Switzerland	U.S. dollar	100%
HIVE Blockchain Iceland ehf.	Iceland	U.S. dollar	100%
Bikupa Datacenter AB	Sweden	U.S. dollar	100%
Bikupa Datacenter 2 AB	Sweden	U.S. dollar	100%
Bikupa Real Estate AB	Sweden	U.S. dollar	100%
Hive Digital Data Ltd.	Bermuda	U.S. dollar	100%
Liv Eiendom AS	Norway	U.S. dollar	100%
9376-9974 Quebec Inc.	Canada	Canadian dollar	100%
HIVE Atlantic Datacentres Ltd	Canada	Canadian dollar	100%
Buzz Performance Computing Ltd*	Bermuda	U.S. dollar	100%
Buzz Performance Cloud Inc**	Canada	Canadian dollar	100%
Zunz S.A.	Paraguay	U.S. dollar	100%
W3X S.A.	Paraguay	U.S. dollar	100%
HIVE Holdings Paraguay 1 Ltd	Bermuda	U.S. dollar	100%
HIVE Holdings Paraguay 2 Ltd	Bermuda	U.S. dollar	100%
BUZZ High Performance Computing Inc.	Canada	Canadian dollar	100%
Megawatt Mining Corp.	Canada	Canadian dollar	100%

* Hive Performance Computing Ltd. on May 31, 2025 completed a name change to Buzz Performance Computing Ltd.

** Hive Performance Cloud Inc. on December 18, 2025 completed a name change to Buzz Performance Cloud Inc.

Foreign Currency [Policy Text Block]	(vi) Foreign Currency

Effective April 1, 2024, the Company's functional currency changed from the Canadian dollar to the U.S. dollar, which is prospectively accounted for in these financial statements. The change in functional currency better reflects the ongoing activities and operations of the Company.

For purposes of the Company's financial statements, the assets and liabilities of subsidiaries with a Canadian dollar functional currency are translated into U.S. dollars. Gains and losses resulting from these translations are reported as a component of accumulated other comprehensive income (loss) on the consolidated statements of comprehensive income (loss). Revenue, expenses, and gains or losses are translated into U.S. dollars using average exchange rates for each period.

Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as a component of other income, net on the statement of operations.